Fund Summary
Franklin Pelagos Commodities Strategy Fund-04 | Franklin Pelagos Commodities Strategy Fund
Investment Goal
To seek to provide long-term total return.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 35 in the Fund's Prospectus and under “Buying and Selling Shares” on page 59 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees {- Franklin Pelagos Commodities Strategy Fund} - Franklin Pelagos Commodities Strategy Fund-04 - Franklin Pelagos Commodities Strategy Fund	Class A		Class C	Class R	Advisor Class	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none	[1]	1.00%	none	none	none
[1]	There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses {- Franklin Pelagos Commodities Strategy Fund} - Franklin Pelagos Commodities Strategy Fund-04 - Franklin Pelagos Commodities Strategy Fund		Class A		Class C	Class R		Advisor Class	Class R6
Management fees		0.85%		0.85%	0.85%		0.85%	0.85%
Distribution and service (12b-1) fees		0.25%	[1]	1.00%	0.50%	[1]	none	none
Other expenses of the Fund		1.03%		1.03%	1.03%		1.03%	0.25%
Other expenses of the Subsidiary		0.21%		0.21%	0.21%		0.21%	0.21%
Total annual Fund operating expenses	[2]	2.34%		3.09%	2.59%		2.09%	1.31%
Fee waiver and/or expense reimbursement	[2]	(1.14%)		(1.14%)	(1.14%)		(1.14%)	(0.63%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[2]	1.20%		1.95%	1.45%		0.95%	0.68%
[1]	Class A and Class R distribution and service (12b-1) fees have been restated to reflect the maximum annual rate set by the board of trustees. Consequently, the total annual fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.
[2]	The investment manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid by a Cayman Islands-based company that is wholly-owned by the Fund (Subsidiary). The waiver may not be terminated and will remain in effect for as long as the investment manager’s contract with the Subsidiary is in place. Additionally, the investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, and certain non-routine expenses) for each class of the Fund do not exceed (and could be less than) 0.95%, until September 30, 2017. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the terms set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management as described above for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- Franklin Pelagos Commodities Strategy Fund} - Franklin Pelagos Commodities Strategy Fund-04 - Franklin Pelagos Commodities Strategy Fund - USD ($)	Class A	Class C	Class R	Advisor Class	Class R6
1 year	$ 690	$ 298	$ 148	$ 97	$ 69
3 years	1,160	847	697	545	353
5 years	1,656	1,521	1,273	1,019	658
10 years	$ 3,014	$ 3,322	$ 2,840	$ 2,330	$ 1,524

If you do not sell your shares:
Expense Example, No Redemption {- Franklin Pelagos Commodities Strategy Fund}	Franklin Pelagos Commodities Strategy Fund-04 Franklin Pelagos Commodities Strategy Fund Class C USD ($)
1 Year	$ 198
3 Years	847
5 Years	1,521
10 Years	$ 3,322

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28.03% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment goal by utilizing an actively managed fundamental and quantitative investment process to provide exposure to the commodities markets by (i) investing in commodity-linked derivative instruments and (ii) investing in securities of the U.S. government, its agencies and instrumentalities and other fixed income securities.

The Fund seeks exposure to the commodities markets by investing in commodity-linked derivative instruments including commodity-linked total return swaps, commodity futures, commodity index futures and options on commodity futures and commodity index futures, which may provide exposure to foreign and emerging markets. By investing in these derivative instruments, the Fund seeks to gain exposure to the returns of real assets that trade in the commodities markets without direct investment in physical commodities. Real assets include such things as industrial and precious metals, gas, oil, livestock, agricultural or meat products and other items. When selecting investments, the investment manager uses a fundamental and quantitative process to allocate the Fund's commodity-linked derivative investments among a variety of commodity sectors and indices. The principal investment strategies and principal investment techniques of the Fund may be changed without shareholder approval.

The Fund intends to hold its commodity-linked derivative instruments either directly or indirectly through a Cayman Islands based company that is wholly owned by the Fund (the Subsidiary). The purpose of investing in commodity-linked derivative instruments through the Subsidiary is to cause all income or gains from such commodity-related investments to qualify as "good income" for the Fund under the Internal Revenue Code of 1986 (the Code). For a more complete discussion of the tax consequences of the Fund’s investment in the Subsidiary, see “Distributions and Taxes” in the “Fund Details” section. The Subsidiary may also invest in U.S. government securities and other fixed income instruments, which are intended to serve as margin or collateral for the Subsidiary’s derivatives positions. The Fund may invest up to 25% of its total assets in the Subsidiary.

Broad exposure to commodities generally is obtained primarily through the Fund's investments in commodity-linked total return swaps. The Fund also obtains exposure to the commodities markets through the use of commodity futures contracts and options on such contracts or general swaps on specific commodities.

In order to satisfy any asset coverage requirements of the Investment Company Act of 1940 and any other margin or collateral requirements, the Fund also invests in securities of the U.S. government, its agencies and instrumentalities and other fixed income securities. The Fund does not target a specific duration or maturity for the debt securities in which it invests.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Commodities

The Fund's exposure to investments in physical commodities presents unique risks. Investing in physical commodities, including through commodity-linked derivative instruments such as commodity-linked total return swaps, commodity futures, commodity index futures and options on commodity futures and commodity index futures, is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors, including: changes in supply and demand relationships (whether actual, perceived, anticipated, unanticipated or unrealized); weather; agriculture; trade; domestic and foreign political and economic events and policies; diseases; pestilence; technological developments; currency exchange rate fluctuations; and monetary and other governmental policies, action and inaction. The current or "spot" prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts in respect of the relevant commodity. Certain commodities are used primarily in one industry, and fluctuations in levels of activity in (or the availability of alternative resources to) one industry may have a disproportionate effect on global demand for a particular commodity. Moreover, recent growth in industrial production and gross domestic product has made China and other developing nations oversized users of commodities and has increased the extent to which certain commodities prices are influenced by those markets.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. An investment’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying currency, security, interest rate or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivative instruments at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Liquidity

Liquidity risk exists when the markets for particular investments or types of investments are or become relatively illiquid so that the Fund is unable, or it becomes more difficult for the Fund, to sell the investment at the price at which the Fund has valued the investment. Illiquidity may result from political, economic or issuer specific events; changes in a specific market's size or structure, including the number of participants; or overall market disruptions. Investments with reduced liquidity or that become illiquid involve greater risk than investments with more liquid markets.

Tax

The tax treatment of the Fund’s use of commodity-linked derivative instruments or its investment in the Subsidiary may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives or the Subsidiary was treated as non-qualifying income for purposes of the Fund’s qualification as a regulated investment company, the Fund might fail to qualify as such and be subject to federal income tax at the Fund level. Any such adverse action could also limit the Fund’s ability to pursue its investment strategy. In this event, the Fund’s board of trustees may authorize a change in investment strategy or Fund liquidation.

Credit

An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Foreign Exposure Risk

Investments that provide exposure to foreign countries, whether directly or indirectly, through a futures contract (e.g., foreign currency futures, foreign equity index futures) or other instrument, are subject to a number of risks. Foreign investments typically involve more risks than U.S. investments. Certain of these risks also may apply to investments in U.S. companies with significant foreign operations. These risks can increase the potential for investment loss and may include, among others, currency risks (such as fluctuations in currency exchange rates and currency devaluations); country risks (such as political, diplomatic, or regional conflicts, terrorism or war, social and economic instability, and policies limiting or restricting foreign investment or the movement of assets); and risks associated with the state of a country’s financial markets and legal institutions. The risks of foreign investing typically are greater in less developed or emerging market countries.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Advisor Class shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Advisor Class Annual Total Returns

Best Quarter:	Q3'12	10.37%
Worst Quarter:	Q3'15	-13.35%
As of June 30, 2016, the Fund's year-to-date return was 16.81%.

Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2015
Average Annual Total Returns{- Franklin Pelagos Commodities Strategy Fund} - Franklin Pelagos Commodities Strategy Fund-04 - Franklin Pelagos Commodities Strategy Fund	Past 1 year	Since Inception [1]
Advisor Class | Return Before Taxes	(21.78%)	(12.21%)
Advisor Class | After Taxes on Distributions	(21.78%)	(12.21%)
Advisor Class | After Taxes on Distributions and Sales	(12.33%)	(8.83%)
Class A | Return Before Taxes	(26.46%)	(21.93%)
Class C | Return Before Taxes	(23.36%)	(21.20%)
Class R | Return Before Taxes	(22.19%)	(19.77%)
Class R6 | Return Before Taxes	(21.67%)	(19.28%)
Bloomberg Commodity Index (index reflects no deduction for fees, expenses or taxes)	(24.66%)	(13.89%)
[1]	Since inception for Advisor Class, December 7, 2011; and since inception for Class A, Class C, Class R and Class R6, January 10, 2014.

Prior to January 1, 2014, the Fund was registered under the Investment Company Act of 1940, but the Fund’s securities were not registered under the Securities Act of 1933, and the Fund privately offered its shares only to other mutual funds in the Franklin Templeton Investments family of mutual funds. The privately offered shares of the Fund were redesignated Advisor Class shares upon the public offering of the Fund.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax-returns are shown only for Advisor Class and after-tax returns for other classes will vary.